Liquidity risk (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Financial Risk Management [Abstract]
Maturity Analysis for Non-Derivative Financial Liabilities	The total committed future outflow resulting of these lease contracts amounts to:

(CHF in millions)	12/31/2023	12/31/2022

Due < 1 year	15.8	6.6
Due 1 - 5 years	145.4	92.1
Due > 5 years	224.5	184.2
Commitments for future lease obligations	385.7	282.9
Contractual maturities of On’s undiscounted financial liabilities:

(CHF in millions)	Due < 3 months	Due 4 to 12 months	Due 1 to 5 years	Due > 5 years	12/31/2023

Trade payables	65.1	—	—	—	65.1
Current lease liabilities	11.7	35.2	—	—	46.9
Other financial liabilities	14.8	—	—	—	14.8
Other current financial liabilities	26.5	35.2	—	—	61.7
Non-current lease liabilities	—	—	135.1	81.3	216.4
Other non-current financial liabilities	—	—	135.1	81.3	216.4

(CHF in millions)	Due < 3 months	Due 4 to 12 months	Due 1 to 5 years	Due > 5 years	12/31/2022

Trade payables	111.0	—	—	—	111.0
Current lease liabilities	5.8	18.5	—	—	24.4
Other financial liabilities	9.5	—	—	—	9.5
Other current financial liabilities	15.4	18.5	—	—	33.9
Non-current lease liabilities	—	—	73.6	79.7	153.3
Other non-current financial liabilities	—	—	73.6	79.7	153.3

Disclosure of Assets Pledged as Collateral
The following assets have been pledged in relation to the new multicurrency credit facility agreement:

(CHF in millions)	12/31/2023	12/31/2022

Trade receivables	145.8	43.4
Inventory	285.2	234.9
Assets pledged	431.0	278.3